STOCK OPTIONS AND WARRANTS (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options outstanding, weighted average exercise price	$ 4.61	$ 3.36	$ 11.03	$ 10,924.00
Stock Option [Member]
Options outstanding, number outstanding	2,362,390	676,304
Options exercisable, number exercisable	497,283	381,293
Exercise Price 12.00 [Member] | Stock Option [Member]
Option outstanding, weighted average remaining contractual life (years)		2 years 5 months 26 days
Options outstanding, number outstanding		6,000
Options Outstanding, exercise prices		$ 12
Options exercisable, number exercisable		6,000
Options exercisable, Weighted average exercise price		$ 12
Exercise Price 7.50-$10.00 [Member] | Stock Option [Member]
Option outstanding, weighted average remaining contractual life (years)		3 years 3 months 18 days
Options outstanding, number outstanding		29,870
Options Outstanding, exercise prices		$ 8.425
Options exercisable, number exercisable		29,870
Options exercisable, Weighted average exercise price		$ 8.43
Exercise Price 6.25 [Member] | Stock Option [Member]
Option outstanding, weighted average remaining contractual life (years)		4 years 1 month 28 days
Options outstanding, number outstanding		192,936
Options Outstanding, exercise prices		$ 6.25
Options exercisable, number exercisable		20,435
Options exercisable, Weighted average exercise price		$ 6.25
Exercise Price $16.00 [Member] | Stock Option [Member]
Option outstanding, weighted average remaining contractual life (years)	1 year 4 months 20 days	3 years 3 months 14 days
Options outstanding, number outstanding	2,500	192,968
Options exercisable, number exercisable	2,500	192,968
Options exercisable, Weighted average exercise price	$ 16	$ 16
Options outstanding, weighted average exercise price	$ 16	$ 16
Exercise Price $8.00 - $9.00 [Member] | Stock Option [Member]
Option outstanding, weighted average remaining contractual life (years)	4 years 6 months 18 days
Options outstanding, number outstanding	180,200
Options exercisable, number exercisable	48,733
Options exercisable, Weighted average exercise price	$ 8.41
Options outstanding, weighted average exercise price	$ 8.43
Exercise Price $6.00 - $7.00 [Member] | Stock Option [Member]
Option outstanding, weighted average remaining contractual life (years)	3 years 6 months 18 days
Options outstanding, number outstanding	212,934
Options exercisable, number exercisable	13,767
Options exercisable, Weighted average exercise price	$ 6.37
Options outstanding, weighted average exercise price	$ 6.30
Exercise Price $4.00 - $5.00 [Member] | Stock Option [Member]
Option outstanding, weighted average remaining contractual life (years)	4 years 8 months 8 days
Options outstanding, number outstanding	943,000
Options exercisable, number exercisable	129,000
Options exercisable, Weighted average exercise price	$ 4.62
Options outstanding, weighted average exercise price	$ 4.60
Exercise Price 2.50-$500.00 [Member] | Stock Option [Member]
Option outstanding, weighted average remaining contractual life (years)		3 years 4 months 6 days
Options outstanding, number outstanding		254,530
Options exercisable, number exercisable		132,020
Options exercisable, Weighted average exercise price		$ 4.03
Options outstanding, weighted average exercise price		$ 4.175
Exercise Prices $3.00 - $4.00 [Member] | Stock Option [Member]
Option outstanding, weighted average remaining contractual life (years)	4 years 5 months 19 days
Options outstanding, number outstanding	797,419
Options Outstanding, exercise prices	$ 3.91
Options exercisable, number exercisable	76,946
Options exercisable, Weighted average exercise price	$ 3.63
Exercise Prices 1.00 - $2.00 [Member] | Stock Option [Member]
Option outstanding, weighted average remaining contractual life (years)	2 years 5 months 12 days
Options outstanding, number outstanding	35,869
Options exercisable, number exercisable	35,869
Options exercisable, Weighted average exercise price	$ 1.44
Options outstanding, weighted average exercise price	$ 1.44
Exercise Price $2.56 [Member] | Stock Option [Member]
Options outstanding, number outstanding	190,468
Options exercisable, number exercisable	190,468
Options exercisable, Weighted average exercise price	$ 2.56
Options outstanding, weighted average exercise price	$ 2.56